UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2861

Fidelity Money Market Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report for Fidelity® Money Market Trust Retirement Government Money Market Portfolio

November 30, 2005

1.810688.101 RGM-QTLY 0106

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies 24.6%
Due	Annualized Yield at	Principal Amount	Value
Date	Time of Purchase	(000s)	(000s)
Fannie Mae – 14.1%
Agency Coupons – 12.7%
12/21/05	3.80% (a)	$185,000	$184,896
12/22/05	3.79 (a)	281,000	280,816
2/22/06	4.27 (a)	100,000	99,970
			565,682

Discount Notes – 1.4%
3/1/06	3.73	50,735	50,271
3/1/06	3.74	13,980	13,852
			64,123

			629,805
Federal Home Loan Bank – 4.6%
Agency Coupons – 4.6%
12/13/05	3.73 (a)	160,000	159,933
2/2/06	4.15 (a)	45,000	44,979
			204,912

Freddie Mac – 5.9%
Discount Notes – 5.9%
2/28/06	3.72	74,415	73,744
3/7/06	3.78	51,000	50,495
7/25/06	4.01	48,600	47,373
9/27/06	4.26	50,000	48,298
10/17/06	4.53	43,784	42,095
			262,005

TOTAL FEDERAL AGENCIES			1,096,722

Quarterly Report

2

Repurchase Agreements 75.3%
	Maturity	Value
	Amount (000s)	(000s)
In a joint trading account (Collateralized by U.S. Government
Obligations) dated 11/30/05 due 12/1/05 At 4.05% (b)	. $ 3,060,790	$3,060,446
With Morgan Stanley & Co., Inc. At:
3.9%, dated 9/22/05 due 12/22/05 (Collateralized by
Mortgage Loan Obligations valued at $143,389,458,
4.19% – 5.5%, 12/1/22 – 7/1/35)	141,380	140,000
4.03%, dated 11/4/05 due 12/8/05 (Collateralized by
Mortgage Loan Obligations valued at $165,922,087,
4.19% – 5.5%, 12/1/22 – 7/1/35)	162,617	162,000
TOTAL REPURCHASE AGREEMENTS		3,362,446

TOTAL INVESTMENT PORTFOLIO 99.9%
(Cost $4,459,168)		4,459,168

NET OTHER ASSETS – 0.1%		5,240

NET ASSETS 100%		$4,464,408

3 Quarterly Report

Investments (Unaudited) continued

Legend

(a) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end. The due dates on
these types of securities reflect the next
interest rate reset date or, when
applicable, the final maturity date.

(b) Additional information on each
counterparty to the repurchase
agreement is as follows:

Repurchase Agreement/	Value
Counterparty	(000s)
$3,060,446,000 due 12/1/05 at 4.05%
Bank of America, National Association	$660,776
Barclays Capital Inc.	660,776
Countrywide Securities Corporation	440,518
Credit Suisse First Boston LLC	330,388
Greenwich Capital Markets, Inc.	110,130
Morgan Stanley & Co. Incorporated.	86,952
BNP Paribas Securities Corp.	110,129
Societe Generale, New York Branch	440,518
WestLB AG	220,259
$3,060,446

Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $4,459,168,000.

Quarterly Report 4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.
or an affiliate.

5 Quarterly Report

Quarterly Holdings Report for Fidelity® Money Market Trust Retirement Money Market Portfolio

November 30, 2005

1.810718.101 RMM-QTLY 0106

Investments November 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds 0.7%
Due	Annualized Yield at	Principal Amount	Value
Date	Time of Purchase	(000s)	(000s)
AOL Time Warner, Inc.
4/15/06	4.20%	$10,295	$10,366
4/15/06	4.30	4,945	4,977
British Telecommunications PLC
12/15/05	3.51	7,460	7,472
12/15/05	3.52	11,135	11,153
12/15/05	3.54	1,960	1,963
12/15/05	3.56	7,810	7,823
12/15/05	3.72	1,930	1,933
12/15/05	3.78	8,345	8,358
12/15/05	3.86	1,400	1,402
Comcast Cable Communications, Inc.
1/30/06	4.12	6,744	6,768
1/30/06	4.48	1,990	1,996
1/30/06	4.49	1,290	1,294
1/30/06	4.54	1,805	1,810
Continental Cablevision, Inc.
5/15/06	4.73	11,600	11,785
France Telecom SA
3/1/06	3.74	2,965	2,991
3/1/06	3.81	960	968
3/1/06	3.82	2,800	2,824
3/1/06	3.89	4,640	4,680
3/1/06	3.92	12,737	12,845
3/1/06	3.94	1,500	1,513
3/1/06	3.98	780	786
Morgan Stanley
4/15/06	4.05	10,000	10,073
TCI Communications, Inc.
2/15/06	4.62	2,525	2,536
TOTAL CORPORATE BONDS			118,316

Certificates of Deposit 23.7%

Domestic Certificates Of Deposit – 0.4%
Huntington National Bank, Columbus
3/23/06	4.31	15,000	15,000
PNC Bank NA, Pittsburgh
12/21/05	3.61	45,000	45,000
			60,000

Quarterly Report

2

Certificates of Deposit continued
Due	Annualized Yield at	Principal Amount	Value
Date	Time of Purchase	(000s)	(000s)
London Branch, Eurodollar, Foreign Banks – 9.2%
Barclays Bank PLC
7/19/06	4.00%	$75,000	$75,000
Barclays PLC
12/2/05	4.05	440,000	440,000
Calyon
7/17/06	4.00	75,000	75,000
7/18/06	4.00	75,000	75,000
Credit Agricole SA
7/18/06	4.00	75,000	75,000
Credit Industriel et Commercial
1/26/06	4.00	80,000	80,000
4/20/06	3.95	150,000	150,000
Deutsche Bank AG
12/13/05	4.03	315,000	315,000
Hypo Real Estate Bank International
12/2/05	4.14 (f)	10,000	10,000
12/30/05	4.26 (f)	27,000	27,000
Northern Rock PLC
1/31/06	4.30	20,000	20,000
Royal Bank of Scotland PLC
1/31/06	4.29	120,000	120,000
			1,462,000
New York Branch, Yankee Dollar, Foreign Banks – 14.1%
Bank of Tokyo-Mitsubishi Ltd.
12/7/05	4.06	150,000	150,000
12/8/05	4.06	155,000	155,000
1/27/06	4.34 (c)	175,000	175,000
1/30/06	4.30	115,000	115,000
BNP Paribas SA
8/30/06	4.25	22,710	22,710
Canadian Imperial Bank of Commerce
12/15/05	4.18 (d)	155,000	155,002
12/23/05	4.21 (c)(d)	75,000	75,000
Credit Suisse First Boston New York Branch
12/19/05	4.14 (d)	90,000	90,000
12/28/05	3.93 (d)	140,000	140,000
1/19/06	4.14 (d)	100,000	100,000
DEPFA BANK PLC
2/1/06	4.30	80,000	80,000

3 Quarterly Report

Investments (Unaudited) continued

Certificates of Deposit continued
Due	Annualized Yield at	Principal Amount	Value
Date	Time of Purchase	(000s)	(000s)
New York Branch, Yankee Dollar, Foreign Banks – continued
Deutsche Bank AG
12/5/05	3.73% (d)	$110,000	$110,000
Eurohypo AG
1/30/06	4.07 (a)	30,000	30,000
1/31/06	4.07 (a)	60,000	60,000
3/28/06	4.08 (a)	59,000	59,000
Mizuho Corporate Bank Ltd.
12/8/05	4.08	180,000	180,000
Royal Bank of Scotland PLC
1/31/06	4.28	150,000	150,000
Skandinaviska Enskilda Banken AB
1/6/06	4.05 (d)	200,000	199,982
Toronto-Dominion Bank
4/18/06	3.92	75,000	75,000
Unicredito Italiano Spa
2/13/06	4.28 (d)	130,000	129,991
			2,251,685

TOTAL CERTIFICATES OF DEPOSIT			3,773,685

Commercial Paper 19.5%

Barclays U.S. Funding Corp.
1/24/06	4.24	120,000	119,243
Bavaria TRR Corp.
12/5/05	4.10	69,000	68,969
12/14/05	4.15	35,000	34,948
Bradford & Bingley PLC
1/30/06	4.32	15,000	14,893
Cafco LLC
1/27/06	4.28	50,000	49,664
Capital One Multi-Asset Execution Trust
1/18/06	4.24	5,000	4,972
Charta LLC
1/20/06	4.25	40,000	39,766
2/9/06	4.32	50,000	49,584
Citibank Credit Card Master Trust I (Dakota Certificate Program)
1/19/06	4.27	15,000	14,913
1/23/06	4.28	30,000	29,812

Quarterly Report

4

Commercial Paper continued
Due	Annualized Yield at	Principal Amount	Value
Date	Time of Purchase	(000s)	(000s)
Citigroup Funding, Inc.
1/23/06	4.28%	$10,000	$9,937
1/24/06	4.28	40,000	39,745
1/25/06	4.28	10,000	9,935
1/26/06	4.30	45,000	44,701
Countrywide Financial Corp.
12/13/05	4.12	65,000	64,911
1/27/06	4.33	60,000	59,591
Cullinan Finance Corp.
1/23/06	3.99 (b)	78,041	77,589
2/8/06	4.00 (b)	14,295	14,187
2/23/06	4.01 (b)	71,472	70,815
DaimlerChrysler NA Holding Corp.
12/1/05	4.20	17,000	17,000
12/5/05	4.19	10,000	9,995
12/15/05	4.24	28,000	27,954
12/22/05	4.30	15,000	14,963
12/23/05	4.30	30,000	29,922
12/28/05	4.39	16,000	15,947
Emerald (MBNA Credit Card Master Note Trust)
12/7/05	3.99	25,000	24,983
12/14/05	4.10	75,000	74,890
12/20/05	4.00	75,000	74,843
12/21/05	4.00	70,067	69,913
1/25/06	4.27	40,000	39,742
1/26/06	4.28	38,700	38,445
2/7/06	4.33	25,000	24,797
Federated Retail Holdings, Inc.
12/5/05	4.13	29,000	28,987
12/19/05	4.18	9,000	8,981
12/20/05	4.20	4,000	3,991
1/5/06	4.27	5,000	4,979
1/9/06	4.30	9,000	8,958
1/26/06	4.37	4,500	4,470
Fortune Brands, Inc.
12/5/05	4.09	5,000	4,998
12/5/05	4.11	34,000	33,985
1/9/06	4.30	14,500	14,433
1/10/06	4.32	5,000	4,976
1/17/06	4.34	9,000	8,949
1/23/06	4.30	55,000	54,656
1/24/06	4.30	9,000	8,943

	5		Quarterly Report

Investments (Unaudited) continued

Commercial Paper continued
Due	Annualized Yield at	Principal Amount	Value
Date	Time of Purchase	(000s)	(000s)
Fortune Brands, Inc. – continued
2/1/06	4.35%	$31,000	$30,770
Giro Funding US Corp.
12/1/05	4.06	10,000	10,000
Grampian Funding LLC
2/21/06	4.20	81,000	80,236
Kellogg Co.
12/2/05	4.12	9,000	8,999
12/13/05	4.11	9,000	8,988
Motown Notes Program
12/5/05	4.08	41,000	40,982
2/3/06	4.27	33,000	32,752
2/9/06	4.31	30,000	29,751
Newcastle (Discover Card Master Trust)
12/12/05	4.05	40,000	39,951
Paradigm Funding LLC
1/20/06	4.25	80,000	79,531
1/25/06	4.28	25,000	24,838
Park Granada LLC
12/7/05	4.08	125,000	124,915
12/9/05	3.99	25,000	24,978
1/23/06	4.20	55,000	54,664
1/24/06	4.20	25,000	24,844
1/24/06	4.22	40,000	39,750
1/25/06	4.22	95,000	94,393
1/26/06	4.22	35,000	34,772
1/30/06	4.23	62,000	61,568
1/30/06	4.24	35,000	34,755
Park Sienna LLC
12/5/05	4.09	25,000	24,989
12/7/05	4.09	95,000	94,935
12/8/05	4.09	50,000	49,960
Strand Capital LLC
1/11/06	4.13	10,000	9,953
1/18/06	3.92	65,000	64,665
2/2/06	4.29	10,000	9,926
3/14/06	4.26	35,000	34,581
Stratford Receivables Co. LLC
12/6/05	4.02	95,000	94,947
12/7/05	4.09	40,000	39,973
12/12/05	4.07	40,000	39,951
12/13/05	4.04	15,000	14,980

Quarterly Report	6

Commercial Paper continued
Due	Annualized Yield at	Principal Amount	Value
Date	Time of Purchase	(000s)	(000s)
Stratford Receivables Co. LLC – continued
12/15/05	4.12%	$30,000	$29,952
1/19/06	4.28	45,000	44,740
1/19/06	4.25	17,597	17,496
1/20/06	4.25	17,623	17,520
1/24/06	4.29	85,000	84,457
1/25/06	4.28	55,000	54,643
2/1/06	4.25	30,000	29,783
TOTAL COMMERCIAL PAPER			3,111,763

Bank Notes 0.1%

M&I Marshall & Ilsley Bank
12/15/05	4.15 (d)	15,000	15,000

Master Notes 3.4%

Bear Stearns Companies, Inc.
12/15/05	4.17 (f)	65,000	65,000
Goldman Sachs Group, Inc.
12/10/05	4.16 (d)(f)	140,000	140,000
12/12/05	4.17 (d)(f)	88,000	88,000
1/9/06	3.69 (f)	135,000	135,000
2/27/06	4.45 (d)(f)	110,000	110,000
TOTAL MASTER NOTES			538,000

Medium Term Notes 24.9%

AIG Matched Funding Corp.
12/15/05	3.89 (d)	95,000	95,000
1/3/06	4.06 (d)	80,000	80,000
1/11/06	4.13 (d)	80,000	80,000
1/23/06	4.02 (d)	85,000	85,000
Allstate Life Global Funding II
12/8/05	4.11 (b)(d)	20,000	20,000
12/15/05	4.14 (b)(d)	15,000	15,000
12/15/05	4.15 (b)(d)	20,000	20,000
12/28/05	4.19 (b)(d)	17,000	17,000

7 Quarterly Report

Investments (Unaudited) continued

Medium Term Notes continued
Due	Annualized Yield at	Principal Amount	Value
Date	Time of Purchase	(000s)	(000s)

American Express Credit Corp.
12/20/05	4.21% (b)(d)	$50,000	$49,992
ASIF Global Financing XXX
12/23/05	4.16 (b)(d)	80,000	80,000
Australia & New Zealand Banking Group Ltd.
12/23/05	4.15 (b)(d)	54,000	54,000
Bank of Ireland
12/20/05	4.13 (d)	40,000	40,000
Bayerische Landesbank Girozentrale
1/17/06	4.13 (d)	135,000	135,000
2/20/06	4.38 (d)	125,000	125,000
BellSouth Telecommunications
12/5/05	3.82 (d)	25,000	25,000
BMW U.S. Capital LLC
12/15/05	4.09 (d)	24,000	24,000
Commonwealth Bank of Australia
12/28/05	4.16 (d)	57,000	57,000
Descartes Funding Trust
12/15/05	4.12 (d)	30,000	30,000
Eli Lilly Services, Inc.
12/1/05	4.06 (b)(d)	40,000	40,000
GE Capital Assurance Co.
12/1/05	4.17 (d)(f)	30,000	30,000
General Electric Capital Corp.
12/7/05	4.08 (d)	191,000	191,000
12/9/05	4.19 (d)	100,000	100,000
12/19/05	4.24 (d)	158,000	158,017
HBOS Treasury Services PLC
12/28/05	4.01 (d)	145,000	145,000
2/20/06	4.44 (b)(d)	15,000	15,005
HSBC Finance Corp.
12/28/05	4.18 (d)	62,000	62,000
HSH Nordbank AG
12/23/05	4.17 (b)(d)	64,000	64,000
ING USA Annuity & Life Insurance Co.
12/28/05	4.04 (d)(f)	33,000	33,000
MBIA Global Funding LLC
1/17/06	4.11 (b)(d)	27,000	27,000
Merrill Lynch & Co., Inc.
12/5/05	4.12 (d)	35,000	35,036
12/15/05	4.10 (d)	71,000	71,000

Quarterly Report	8

Medium Term Notes continued
Due	Annualized Yield at	Principal Amount	Value
Date	Time of Purchase	(000s)	(000s)
Metropolitan Life Insurance Co.
12/6/05	4.08% (b)(d)	$55,652	$55,652
Morgan Stanley
12/1/05	4.14 (d)	20,000	20,000
12/5/05	4.12 (d)	35,000	35,000
12/15/05	4.15 (d)	46,000	46,000
12/28/05	4.24 (d)	90,000	90,003
Pacific Life Global Funding
12/5/05	4.11 (b)(d)	15,000	15,000
12/13/05	4.14 (d)	10,000	10,000
RACERS
12/22/05	4.17 (b)(d)	140,000	140,000
Royal Bank of Canada
12/12/05	4.13 (d)	15,000	15,000
Royal Bank of Scotland PLC
12/21/05	4.13 (b)(d)	230,000	230,000
SBC Communications, Inc.
6/5/06	4.02 (b)	41,575	41,651
Security Life of Denver Insurance Co.
2/28/06	4.49 (d)(f)	23,000	23,000
SLM Corp.
12/1/05	4.14 (b)(d)	85,000	85,000
Travelers Insurance Co.
2/17/06	4.45 (d)(f)	10,000	10,000
2/20/06	4.46 (d)(f)	10,000	10,000
Verizon Global Funding Corp.
12/15/05	3.98 (d)	315,000	315,000
Wachovia Asset Securitization Issuance LLC
12/28/05	4.18 (b)(d)	21,951	21,951
Washington Mutual Bank FA
12/15/05	4.12 (d)	24,000	24,000
Washington Mutual Bank, California
12/20/05	3.87 (d)	87,000	87,000
12/28/05	3.94 (d)	115,000	114,996
1/27/06	4.20 (d)	129,000	129,000
2/6/06	4.26 (d)	80,000	80,000
Wells Fargo & Co.
12/2/05	4.14 (d)	60,000	60,000
12/15/05	4.11 (d)	147,500	147,500
WestLB AG
12/12/05	4.11 (b)(d)	67,000	67,000

	9		Quarterly Report

Investments (Unaudited) continued

Medium Term Notes continued
Due	Annualized Yield at	Principal Amount	Value
Date	Time of Purchase	(000s)	(000s)
Westpac Banking Corp.
12/12/05	3.84% (d)	$30,000	$30,000
White Pine Finance LLC
1/30/06	4.20 (b)(d)	58,000	57,998
TOTAL MEDIUM TERM NOTES			3,963,801

Short Term Notes 2.7%

Hartford Life Insurance Co.
12/1/05	4.02 (d)(f)	41,000	41,000
Jackson National Life Insurance Co.
1/2/06	4.19 (d)(f)	36,000	36,000
Metropolitan Life Insurance Co.
12/28/05	4.27 (b)(d)	20,000	20,000
1/2/06	4.19 (d)(f)	45,000	45,000
2/1/06	4.41 (d)(f)	20,000	20,000
Monumental Life Insurance Co.
12/1/05	4.23 (d)(f)	10,000	10,000
12/1/05	4.26 (d)(f)	45,000	45,000
New York Life Insurance Co.
12/31/05	4.15 (d)(f)	125,000	125,000
Transamerica Occidental Life Insurance Co.
2/1/06	4.42 (d)(f)	55,000	55,000
Travelers Insurance Co.
1/2/06	4.15 (d)(f)	35,000	35,000
TOTAL SHORT TERM NOTES			432,000

Municipal Securities 0.8%

California Statewide Cmntys. Dev. Auth. Rev. TRAN
Series C3, 3.93% 6/30/06		31,895	31,895
LoanStar Assets Partners LP Student Ln. Rev. Series A,
4.07%, LOC State Street Bank & Trust Co., Boston,
VRDN (d)		75,000	75,000
Michigan Gen. Oblig. Bonds (Multi-Modal School Ln.
Prog.) Series 2005 B, 4.64% tender 10/11/06
(Liquidity Facility DEPFA BANK PLC), CP mode		31,000	31,000
TOTAL MUNICIPAL SECURITIES			137,895

Quarterly Report

10

Repurchase Agreements 27.0%
	Maturity	Value
	Amount (000s)	(000s)

In a joint trading account (Collateralized by U.S. Government
Obligations dated 11/30/05 due 12/1/05 at 4.05%)	$ 744,421	$744,337
With:
Banc of America Securities LLC at 4.11%, dated 11/30/05
due 12/1/05 (Collateralized by Commercial Paper
Obligations valued at $427,380,000, 4.3% – 4.48%,
12/28/05 – 5/23/06)	419,048	419,000
Barclays Capital, Inc. at:
4.11%, dated 11/30/05 due 12/1/05 (Collateralized by
Corporate Obligations valued at $93,840,000, 6.15% -
7%, 3/1/11 – 12/31/49)	92,011	92,000
4.17%, dated 11/30/05 due 12/1/05 (Collateralized by
Equity Securities valued at $66,150,044)	63,007	63,000
Credit Suisse First Boston, Inc. at 4.13%, dated 11/30/05
due 12/1/05 (Collateralized by Corporate Obligations
valued at $436,763,009, 0% – 8.38%, 5/15/06 -
9/19/45)	425,049	425,000
CS First Boston Corp. at 4.03%, dated 11/1/05 due
12/1/05 (Collateralized by Mortgage Loan Obligations
valued at $249,847,874, 4% – 10%, 7/1/07 – 11/1/35)	244,819	244,000
Deutsche Bank Securities, Inc. at 4.13%, dated 11/30/05
due 12/1/05 (Collateralized by Mortgage Loan
Obligations valued at $204,000,000, 4.82% – 5.39%,
11/20/34 – 7/15/44)	200,023	200,000
Goldman Sachs & Co. at 4.16%, dated:
11/21/05 due 12/19/05 (Collateralized by Corporate
Obligations valued at $323,400,001, 2.85% – 13.5%,
11/15/06 – 10/25/35) (d)(e)	308,997	308,000
11/30/05 due 12/1/05 (Collateralized by Mortgage
Loan Obligations valued at $21,000,000, 4.55%,
10/25/45)	20,002	20,000
J.P. Morgan Securities, Inc. at:
4.11%, dated 11/30/05 due 12/1/05 (Collateralized by
Commercial Paper Obligations valued at
$306,003,000, 4.28% – 4.42%, 1/25/06 – 3/28/06)	300,034	300,000
4.13%, dated 11/2/05 due 12/14/05 (Collateralized by
Corporate Obligations valued at $266,332,457, 4.3% -
10.75%, 1/15/06 – 4/1/37)	254,219	253,000
Lehman Brothers, Inc. at 4.12%, dated 11/30/05 due
12/1/05 (Collateralized by Corporate Obligations valued
at $133,623,777, 4.4% – 4.7%, 10/25/35 – 7/12/40) .	131,015	131,000
Merrill Lynch, Pierce, Fenner & Smith at:
4.14%, dated 11/30/05 due 12/1/05 (Collateralized by
Corporate Obligations valued at $279,485,307, 4.25%
– 8.75%, 1/15/07 – 1/15/27)	274,032	274,000

11		Quarterly Report

Investments (Unaudited) continued

Repurchase Agreements continued
	Maturity	Value
	Amount (000s)	(000s)
With: – continued
4.2%, dated 10/25/05 due 1/23/06 (Collateralized by
Corporate Obligations valued at $241,697,315, 2.88%
– 13.22%, 12/4/05 – 11/15/23) (d)(e)	$ 232,415	$ 230,000
Morgan Stanley & Co. at:
4.13%, dated 11/2/05 due 12/14/05 (Collateralized by
Mortgage Loan Obligations valued at $105,000,002,
4.87% – 5.5%, 11/25/35 – 9/11/42)	100,482	100,000
4.21%, dated 11/30/05 due 12/1/05 (Collateralized by
Equity Securities valued at $525,000,002)	500,058	500,000
TOTAL REPURCHASE AGREEMENTS		4,303,337

TOTAL INVESTMENT PORTFOLIO 102.8%
(Cost $16,393,797)		16,393,797

NET OTHER ASSETS – (2.8)%		(452,596)

NET ASSETS 100%		$ 15,941,201

Security Type Abbreviations
CP	—	COMMERCIAL PAPER
TRAN	—	TAX AND REVENUE
ANTICIPATION NOTE
VRDN —	—	VARIABLE RATE DEMAND NOTE

Legend

(a) Debt obligation initially issued at one
coupon which converts to a higher
coupon at a specified date. The rate
shown is the rate at period end.

(b) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $1,298,840,000
or 8.1% of net assets.

(c) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end. The due dates on
these types of securities reflect the next
interest rate reset date or, when
applicable, the final maturity date.

(e) The maturity amount is based on the
rate at period end.

(f) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to
$1,093,000,000 or 6.9% of net assets.

Additional information on each holding is as follows:

	Acquisition	Cost
Security	Date	(000s)
Bear Stearns
Companies, Inc.
4.17%, 12/15/05	11/14/05	$65,000
GE Capital
Assurance Co.
4.17%, 12/1/05	4/1/05	$30,000
Goldman Sachs
Group, Inc.:
3.69%, 1/9/06	4/12/05	$135,000
4.16%, 12/10/05	11/10/05	$140,000
4.17%, 12/12/05	10/11/05	$88,000
4.45%, 2/27/06	8/26/04	$110,000
Hartford Life
Insurance Co.
4.02%, 12/1/05	12/16/03	$41,000
Hypo Real Estate Bank
International:
4.14%, 12/2/05	10/31/05	$10,000
4.26%, 12/30/05	11/22/05	$27,000
ING USA Annuity &
Life Insurance Co.
4.04%, 12/28/05	6/23/05	$33,000
Jackson National Life
Insurance Co.
4.19%, 1/2/06	3/31/03	$36,000
Metropolitan Life
Insurance Co.:
4.19%, 1/2/06	3/26/02	$45,000
4.41%, 2/1/06	2/24/03	$20,000

	Acquisition	Cost
Security	Date	(000s)
Monumental Life
Insurance Co.:
4.23%, 12/1/05	7/31/98	$10,000
4.26%, 12/1/05	3/12/99	$45,000
New York Life
Insurance Co.	2/28/02
4.15%, 12/31/05	12/19/02	$125,000
Security Life of Denver
Insurance Co.
4.49%, 2/28/06	8/26/05	$23,000
Transamerica
Occidental Life
Insurance Co.
4.42%, 2/1/06	4/28/00	$55,000
Travelers Insurance Co.:
4.15%, 1/2/06	4/1/05	$35,000
4.45%, 2/17/06	5/17/05	$10,000
4.46%, 2/20/06	8/18/05	$10,000

Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $16,393,797,000.

13 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.
or an affiliate.

Quarterly Report

14

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Money Market Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Money Market Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	January 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	January 20, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	January 20, 2006